Nuveen New York Quality Municipal Income
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.4% (100.0% of Total Investments)
X 623,544,191
MUNICIPAL BONDS - 164.4%  (100.0% of Total Investments) X 623,544,191
Consumer Staples - 5 .9% ( 3 .6 % of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A:
$ 12,500 5.000%, 6/01/38 1/24 at 100.00 $ 11,869,251
3,210 5.000%, 6/01/45 1/24 at 100.00 2,967,227
175 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 179,069
1,145 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 1,169,530
7,155 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 6,242,773
Total Consumer Staples 22,427,850
Education and Civic Organizations - 19 .1% ( 11 .6 % of Total Investments)
2,965 Buffalo and Erie County Industrial Land Development Corporation, New York,
Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%,
12/01/40
1/24 at 100.00 2,596,840
2,070 Build New York City Resource Corporation, New York, Revenue Bonds, City
University of New York - Queens College, Q Student Residences, LLC Project,
Refunding Series 2014A, 5.000%, 6/01/43
6/24 at 100.00 2,076,039
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
340 4.500%, 6/15/43 6/31 at 100.00 326,532
550 4.750%, 6/15/58 6/31 at 100.00 517,328
Build New York City Resource Corporation, New York, Revenue Bonds, KIPP
New York City Public School Facilities, Canal West Project, Series 2022:
400 5.250%, 7/01/52 7/32 at 100.00 411,787
1,000 5.250%, 7/01/57 7/32 at 100.00 1,025,756
200 5.250%, 7/01/62 7/32 at 100.00 204,448
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
1,405 5.250%, 11/01/34 11/24 at 100.00 1,053,750
1,300 5.000%, 11/01/39 11/24 at 100.00 975,000
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein
College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 987,785
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 833,804
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
290 5.000%, 6/01/41, 144A 6/29 at 100.00 274,152
1,000 5.000%, 6/01/51, 144A 6/29 at 100.00 895,744
1,670 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 1,700,975
4,030 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 3,961,092
2,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 - FGIC Insured
No Opt. Call 2,069,631
1,565 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 1,515,701
5,090 Dormitory Authority of the State of New York, Revenue Bonds, Icahn School
of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 5,113,009
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
1,820 5.000%, 7/01/40 7/25 at 100.00 1,836,202

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A:
$ 3,100 5.000%, 7/01/33 7/26 at 100.00 $ 3,214,704
1,055 5.000%, 7/01/35 7/26 at 100.00 1,092,982
5,765 5.000%, 7/01/36 7/26 at 100.00 5,939,574
5,500 4.000%, 7/01/43 7/26 at 100.00 5,421,109
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 2,750,890
3,140 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A
12/26 at 100.00 3,038,165
2,705 (c) Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016C, 0.000%, 1/01/55
1/34 at 100.00 2,423,356
Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013:
1,005 5.000%, 9/01/38 1/24 at 100.00 1,005,516
265 5.000%, 9/01/43 1/24 at 100.00 265,079
5,000 Madison County Capital Resource Corporation, New York, Revenue Bonds,
Colgate University Project, Refunding Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 5,082,096
890 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30
1/24 at 100.00 891,769
3,030 New Rochelle Corporation, New York, Local Development Revenue Bonds,
Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 3,034,658
2,000 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding
Series 2021A, 3.000%, 1/01/39 - AGM Insured
1/31 at 100.00 1,661,956
New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,000 4.000%, 3/01/45 9/30 at 100.00 4,609,968
2,055 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 1,973,653
1,515 Onondaga Civic Development Corporation, New York, Revenue Bonds, Le
Moyne College Project, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 1,522,570
Total Education and Civic Organizations 72,303,620
Financials - 3 .5% ( 2 .1 % of Total Investments)
4,725 Liberty Development Corporation, New York, Goldman Sachs Headquarter
Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 5,348,103
6,885 Liberty Development Corporation, New York, Goldman Sachs Headquarters
Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 7,785,243
Total Financials 13,133,346
Health Care - 19 .3% ( 11 .7 % of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
11,020 4.250%, 5/01/52 5/32 at 100.00 10,466,111
4,745 5.000%, 5/01/52 5/32 at 100.00 4,920,342
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A:
2,420 5.000%, 8/01/30 8/28 at 100.00 2,499,738
4,275 5.000%, 8/01/33 8/28 at 100.00 4,403,974
3,060 5.000%, 8/01/34 8/28 at 100.00 3,146,307
3,700 Dormitory Authority of the State of New York, Revenue Bonds, North Shore
Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43
5/25 at 100.00 3,733,081
Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone
Hospitals Obligated Group, Series 2020A:
9,150 4.000%, 7/01/50 7/30 at 100.00 8,402,104
3,820 4.000%, 7/01/53 7/30 at 100.00 3,455,399
2,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/40,
144A
6/25 at 100.00 1,919,306

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
$ 800 5.000%, 12/01/24, 144A No Opt. Call $ 801,122
5,900 5.000%, 12/01/35, 144A 6/27 at 100.00 5,630,919
Dutchess County Local Development Corporation, New York, Revenue Bonds,
Health Quest Systems, Inc. Project, Series 2016B:
790 4.000%, 7/01/41 7/26 at 100.00 697,374
8,300 5.000%, 7/01/46 7/26 at 100.00 8,129,760
635 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
1/24 at 100.00 635,988
2,410 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 2,424,307
3,470 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/46
12/30 at 100.00 2,946,449
9,795 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 8,757,368
240 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023,
6.250%, 11/01/52
11/33 at 100.00 265,861
Total Health Care 73,235,510
Housing/Single Family - 0 .1% ( 0 .1 % of Total Investments)
545 Guam Housing Corporation, Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31, (AMT)
No Opt. Call 567,448
Total Housing/Single Family 567,448
Industrials - 2 .0% ( 1 .2 % of Total Investments)
5,125 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44,
144A
11/24 at 100.00 4,994,982
2,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40,
144A
11/24 at 100.00 2,500,487
40 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 30,574
Total Industrials 7,526,043
Long-Term Care - 0 .4% ( 0 .3 % of Total Investments)
1,275 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%,
11/01/31
1/24 at 100.00 1,283,605
340 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 291,097
Total Long-Term Care 1,574,702
Materials - 0 .5% ( 0 .3 % of Total Investments)
1,935 Build New York City Resource Corporation, New York, Solid Waste Disposal
Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35,
(AMT), 144A
1/25 at 100.00 1,936,928
Total Materials 1,936,928
Tax Obligation/General - 7 .6% ( 4 .6 % of Total Investments)
3,000 Nassau County, New York, General Obligation Bonds, General Improvement
Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 3,187,418
5,000 Nassau County, New York, General Obligation Bonds, General Improvement
Series 2018A, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 5,223,761
4,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1,
5.000%, 10/01/37
10/27 at 100.00 4,189,532
4,390 New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1,
5.000%, 3/01/40
3/28 at 100.00 4,611,042

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,200 New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1,
5.000%, 4/01/38
4/28 at 100.00 $ 2,323,684
3,110 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 3,336,075
4,210 New York City, New York, General Obligation Bonds, Fiscal 2023 Series B-1,
5.250%, 10/01/47
10/32 at 100.00 4,623,317
1,506 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/41
7/31 at 103.00 1,304,105
Total Tax Obligation/General 28,798,934
Tax Obligation/Limited - 46 .9% ( 28 .6 % of Total Investments)
10,000 Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability
Series 2019A, 5.000%, 11/01/49
11/29 at 100.00 10,540,839
2,080 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/44
3/24 at 100.00 2,082,419
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 1,019,036
7,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series 2020A,
4.000%, 3/15/44
9/30 at 100.00 7,586,388
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 4,832,526
1,135 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 1,146,204
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 1,060,388
5,000 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2017A, 5.000%, 3/15/44
3/27 at 100.00 5,140,251
3,990 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 4,200,683
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,225 5.000%, 11/15/26 11/25 at 100.00 3,276,727
2,355 5.000%, 11/15/39 11/25 at 100.00 2,355,095
1,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green
Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 1,031,057
3,750 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second
Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 3,889,082
7,265 Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds,
Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 7,066,074
890 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/35
1/26 at 100.00 917,706
4,170 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 4,174,636
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/34
2/25 at 100.00 5,099,032
2,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 2,067,442
845 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%, 2/01/42
2/32 at 100.00 836,920
New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Series 2024C:
11,225 (d) 5.250%, 5/01/50, (UB) 11/33 at 100.00 12,384,435
10,000 (d) 5.000%, 5/01/53, (UB) 11/33 at 100.00 10,787,079
5,000 5.500%, 5/01/53 11/33 at 100.00 5,617,848
14,830 (d) 5.500%, 5/01/53, (UB) 11/33 at 100.00 16,662,539
3,730 New York State Thruway Authority, State Personal Income Tax Revenue Bonds,
Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 4,040,010
2,500 New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%, 3/15/48
9/28 at 100.00 2,439,016

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020C:
$ 4,135 5.000%, 3/15/47 9/30 at 100.00 $ 4,372,579
3,000 4.000%, 3/15/49 9/30 at 100.00 2,917,723
7,700 New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/48
9/32 at 100.00 8,230,114
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
11,014 0.000%, 7/01/51 7/28 at 30.01 2,396,208
24,475 5.000%, 7/01/58 7/28 at 100.00 23,791,653
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
32 4.536%, 7/01/53 7/28 at 100.00 29,244
1,000 4.784%, 7/01/58 7/28 at 100.00 942,065
Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds,
Carousel Center Project, Refunding Series 2016A:
2,000 5.000%, 1/01/29, (AMT) 1/26 at 100.00 1,480,350
1,000 5.000%, 1/01/35, (AMT) 1/26 at 100.00 741,500
5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 5.000%, 5/15/56
5/28 at 100.00 5,144,617
3,800 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 3,698,477
1,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 1,058,461
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior
Lien Bonds, Series 2022C:
1,065 4.125%, 5/15/52 5/32 at 100.00 1,050,402
1,785 5.250%, 5/15/52 5/32 at 100.00 1,954,854
Total Tax Obligation/Limited 178,061,679
Transportation - 47 .8% ( 29 .0 % of Total Investments)
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.000%, 11/15/46
5/26 at 100.00 5,452,108
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 1,140,870
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 5,099,376
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 5,138,551
11,920 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 12,052,394
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project, Series
2007:
200 (e) 0.000%, 10/01/37 1/24 at 100.00 140,000
5,500 (e) 2.350%, 10/01/46 1/24 at 100.00 3,850,000
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021:
1,465 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 1,206,748
5,495 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 5,450,294
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 4,988,413
3,000 4.000%, 1/01/43 1/30 at 100.00 2,974,005
New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A:
1,350 5.000%, 1/01/46 1/26 at 100.00 1,366,767
2,190 5.250%, 1/01/56 1/26 at 100.00 2,224,904
3,825 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 3,524,886

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
$ 4,200 4.000%, 10/31/41, (AMT) 10/31 at 100.00 $ 3,798,737
1,060 4.000%, 10/31/46, (AMT) 10/31 at 100.00 919,683
6,750 4.000%, 4/30/53, (AMT) 10/31 at 100.00 5,599,710
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A:
1,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 991,344
13,895 5.250%, 1/01/50, (AMT) 7/24 at 100.00 13,895,332
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
2,200 5.000%, 8/01/26, (AMT) 12/23 at 100.00 2,200,084
9,730 5.000%, 8/01/31, (AMT) 12/23 at 100.00 9,729,349
400 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 401,857
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport
Project, Green Series 2023:
1,340 6.000%, 6/30/54 No Opt. Call 1,424,373
5,600 5.375%, 6/30/60 No Opt. Call 5,604,939
140 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/40, (AMT)
12/30 at 100.00 128,543
1,250 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/34
12/30 at 100.00 1,340,640
5,825 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 6,200,104
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
8,515 5.000%, 1/01/27, (AMT) No Opt. Call 8,586,710
2,000 5.000%, 1/01/31, (AMT) 1/28 at 100.00 2,027,992
2,745 5.000%, 1/01/36, (AMT) 1/28 at 100.00 2,764,208
3,100 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 3,355,552
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 5,142,349
2,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 2,322,203
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017:
1,175 5.000%, 11/15/42 11/27 at 100.00 1,228,320
6,825 5.000%, 11/15/47 11/27 at 100.00 7,091,391
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT)
12/33 at 100.00 4,124,326
1,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 1,966,258
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,437,990
2,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/55, (AMT)
7/30 at 100.00 2,524,482
5,340 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/47
5/27 at 100.00 5,504,631
3,500 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42
5/27 at 100.00 3,630,786
10,200 Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds,
MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 9,868,432

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 10,000 Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds,
MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 $ 9,707,104
Total Transportation 181,126,745
U.S. Guaranteed - 0 .0% ( 0 .0 % of Total Investments) (f)
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 139,084
Total U.S. Guaranteed 139,084
Utilities - 11 .3% ( 6 .9 % of Total Investments)
2,945 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 3,169,372
1,460 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 1,466,931
1,310 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 1,338,636
90 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 93,119
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series
DD, 5.000%, 6/15/35
6/24 at 100.00 5,018,369
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series
EE, 4.000%, 6/15/42
6/30 at 100.00 2,506,518
4,080 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects-Second Resolution Bonds, Subordinated
SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 4,242,410
7,500 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects-Second Resolution Bonds, Subordinated
SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 7,789,029
2,270 New York State Power Authority, Green Transmission Project Revenue Bonds,
Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 2,443,501
1,920 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT), 144A
1/24 at 100.00 1,544,680
1,940 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,882,422
7,030 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
1/24 at 100.00 7,033,171
2,750 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/33
6/26 at 100.00 2,873,539
1,250 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/38
12/27 at 100.00 1,310,605
Total Utilities 42,712,302
Total Municipal Bonds
(cost $621,381,760) 623,544,191
Total Long-Term Investments
(cost $621,381,760) 623,544,191
Borrowings - (0.4)% (g) (1,500,000)
Floating Rate Obligations - (7.6)%   (28,840,000)
AMTP Shares, Net - (33.5)% (h) (126,951,362)
VRDP Shares, Net - (23.3)% (i) (88,261,642)
Other Assets & Liabilities, Net - 0.4% 1,292,164
Net Assets Applicable to Common Shares - 100% $ 379,283,351

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAN
include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 623,544,191 $ – $ 623,544,191
Total
$ – $ 623,544,191 $ – $ 623,544,191
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Borrowings as a percentage of Total Investments is 0.2%.
(h) AMTP Shares, Net as a percentage of Total Investments is 20.4%.
(i) VRDP Shares, Net as a percentage of Total Investments is 14.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.